ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of Financial Information of Company's VIEs and VIEs' Subsidiaries) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Total assets	$ 102,306,914	$ 151,140,598
Total liabilities	112,560,152	131,805,365
Net revenues	103,801,001	104,741,348	115,667,850
Net loss	(31,465,947)	(24,056,359)	(246,527,916)
Net cash used in operating activities	(6,330,251)	(8,994,630)	(27,190,937)
Net cash provided (used in) by investing activities	(1,832,641)	790,626	(13,114,869)
Net cash (used in) provided by financing activities	(10,737,568)	17,061,076	(11,593,890)
VIEs and VIEs' subsidiaries [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Total assets	91,571,484	119,316,551
Total liabilities	45,555,000	42,563,999
Net revenues	104,185,780	102,931,043	114,839,319
Net loss	(24,399,519)	(751,208)	(204,191,346)
Net cash used in operating activities	(10,202,048)	(10,289,885)	(13,419,077)
Net cash provided (used in) by investing activities	153,470	(1,436,941)	2,665,801
Net cash (used in) provided by financing activities	$ 5,701,719	$ 19,638,649	$ (22,772,297)